Income taxes and deferred taxes (Tables)	6 Months Ended
Jun. 30, 2023
Income taxes and deferred taxes
Schedule of income taxes and deferred taxes

	For the three months ended		For the six months ended
	June 30		June 30
(in EUR 000)	2023	2022	2023	2022
Current tax income/(expense)	(927)	(944)	(1,115)	(1,636)
Deferred tax income/(expense)	(1)	837	5	1,321
Total Income Tax Income/(Expense)	(928)	(107)	(1,110)	(315)